Significant accounting policies, estimates and judgements - Currency (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£) USD ($)	Dec. 31, 2025 USD ($) AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£) USD ($)	Dec. 31, 2024 AUD ($) USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£) USD ($)	Dec. 31, 2023 USD ($) AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)
Significant accounting policies, estimates and judgements
Annual average exchange rate	1.13	0.86	1.75	1.08	0.85	1.64	1.08	0.87	1.63
Exchange rate	1.18	1.18	1.18	1.04	1.04	1.04	1.11	1.11	1.11	0.87	1.76	0.83	1.68	0.87	1.63